INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
The aggregate dollar effect		$ 4,388	$ 8,689
Per share effect-basic and diluted		$ 0.02	$ 0.06